Convertible note	11 Months Ended
Mar. 31, 2015
Debt Disclosure [Abstract]
Convertible note

Note 8.  Convertible note

During March 2015, the Company received $655,000 in proceeds from six investors upon execution of convertible notes. The notes mature in December 2015 and bear no interest. The notes are convertible into shares of Common Stock based on the occurrence of triggering events discussed in the agreements. These events include completion of a transaction by which the Company becomes a publically traded corporation (merger, reverse merger, share exchange, etc.), failure to complete an offering prior to maturity date or failure to pay the outstanding principal by the maturity date. The conversion price will be determined by either the per share price paid by an investor in an offering or in instance of a failed offering, the conversion price will be the offering value divided by the total shares outstanding. Subsequent to March 31, 2015, one investor converted $10,000 to 21 shares of common stock in order to trigger grant matching from the NSF.